Share-Based Compensation - PCUs movement (Details) - PCUs - GasLog Partners LP $ in Thousands										12 Months Ended
	Jun. 30, 2022 EquityInstruments	Apr. 01, 2022 EquityInstruments	Sep. 14, 2021 EquityInstruments	Apr. 06, 2021 EquityInstruments	Apr. 01, 2021 EquityInstruments	Sep. 25, 2020 EquityInstruments	Jun. 30, 2020 EquityInstruments	Apr. 03, 2020 EquityInstruments	Apr. 01, 2020 EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments										203,912	89,978
Granted during the year | EquityInstruments			21,663		98,255				233,688		119,918
Vested during the year | EquityInstruments	(50,982)	(14,062)		(2,992)		(182,850)	(9,813)	(21,292)		(65,044)	(2,992)
Forfeited during the year | EquityInstruments										(5,576)	(2,992)
Outstanding at end of the year | EquityInstruments										133,292	203,912	89,978
Weighted average contractual life
Weighted average contractual life										10 months 2 days	1 year 10 months 9 days	2 years 14 days
Aggregate fair value
Outstanding at the beginning of the year | $										$ 674	$ 446
Granted during the year | $											368
Vested during the year | $										(189)	(70)
Forfeited during the year | $										(128)	(70)
Outstanding at the end of the year | $										$ 357	$ 674	$ 446